                                                                 Report
INVESTOR FUNDS
Six months ended December 31, 2002

One Group
           Semi-Annual Report

                                    [Picture]

Schedules of portfolio investments.......   2
Statements of assets and liabilities.....   6
Statements of operations.................   7
Statements of changes in net assets......   8
Schedules of capital stock activity......  10
Financial highlights.....................  12
Notes to financial statements............  16
Trustees.................................  18
Officers.................................  19

 NOT FDIC INSURED - NO BANK GUARANTEE - MAY LOSE
                     VALUE

This material must be preceded or accompanied by a current prospectus

                                       2
Report


ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

ONE GROUP INVESTOR CONSERVATIVE GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (100.0%):
  3,033     One Group Bond Fund, Class I.......  $ 33,757
  1,836     One Group Diversified Equity Fund,
              Class I..........................    17,003
    682     One Group Diversified International
              Fund, Class I....................     6,826
    491     One Group Diversified Mid Cap Fund,
              Class I..........................     6,832
  1,473     One Group Equity Income Fund, Class
              I................................    20,464
  3,819     One Group Government Bond Fund,
              Class I..........................    40,476
  4,259     One Group High Yield Bond Fund,
              Class I..........................    30,369
  5,095     One Group Income Bond Fund, Class
              I................................    40,507
  3,081     One Group Intermediate Bond Fund,
              Class I..........................    33,796
    290     One Group International Equity
              Index Fund, Class I..............     3,450
  1,523     One Group Large Cap Growth Fund,
              Class I..........................    17,026

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  1,565     One Group Large Cap Value Fund,
              Class I..........................  $ 17,044
    405     One Group Mid Cap Growth Fund,
              Class I..........................     6,812
    548     One Group Mid Cap Value Fund, Class
              I................................     6,762
  7,546     One Group Prime Money Market Fund,
              Class I..........................     7,546
  3,114     One Group Short-Term Bond Fund,
              Class I..........................    33,852
  1,686     One Group Ultra Short-Term Bond
              Fund, Class I....................    16,826
                                                 --------
  Total Investment Companies                      339,348
                                                 --------
Total (Cost $357,478)(a)                         $339,348
                                                 ========

------------
Percentages indicated are based on net assets of $339,326.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  8,552
                   Unrealized depreciation......................   (26,682)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(18,130)
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

ONE GROUP INVESTOR BALANCED FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (100.2%):
  6,021     One Group Bond Fund, Class I.......  $ 67,014
  8,025     One Group Diversified Equity Fund,
              Class I..........................    74,316
  2,226     One Group Diversified International
              Fund, Class I....................    22,286
  2,676     One Group Diversified Mid Cap Fund,
              Class I..........................    37,247
  1,571     One Group Equity Income Fund, Class
              I................................    21,822
  6,345     One Group Government Bond Fund,
              Class I..........................    67,253
 11,385     One Group High Yield Bond Fund,
              Class I..........................    81,172
 11,236     One Group Income Bond Fund, Class
              I................................    89,323
  2,719     One Group Intermediate Bond Fund,
              Class I..........................    29,827
  1,877     One Group International Equity
              Index Fund, Class I..............    22,316
  4,656     One Group Large Cap Growth Fund,
              Class I..........................    52,060
  4,781     One Group Large Cap Value Fund,
              Class I..........................    52,063

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  2,217     One Group Mid Cap Growth Fund,
              Class I..........................  $ 37,239
  3,011     One Group Mid Cap Value Fund, Class
              I................................    37,183
 14,853     One Group Prime Money Market Fund,
              Class I..........................    14,853
  1,348     One Group Short-Term Bond Fund,
              Class I..........................    14,653
    897     One Group Small Cap Growth Fund,
              Class I..........................     7,209
    445     One Group Small Cap Value Fund,
              Class I..........................     7,388
    730     One Group Ultra Short-Term Bond
              Fund, Class I....................     7,284
                                                 --------
  Total Investment Companies                      742,508
                                                 --------
Total (Cost $827,442)(a)                         $742,508
                                                 ========

------------
Percentages indicated are based on net assets of $740,748.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $ 15,046
                   Unrealized depreciation......................   (99,980)
                                                                  --------
                   Net unrealized appreciation (depreciation)...  $(84,934)
                                                                  ========

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

                                       4
Report


ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

ONE GROUP INVESTOR GROWTH & INCOME FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
INVESTMENT COMPANIES (100.2%):
   4,256    One Group Bond Fund, Class I......  $ 47,368
  11,203    One Group Diversified Equity Fund,
              Class I.........................   103,740
   4,768    One Group Diversified
              International Fund, Class I.....    47,723
   4,100    One Group Diversified Mid Cap
              Fund, Class I...................    57,069
   3,555    One Group Government Bond Fund,
              Class I.........................    37,688
  13,331    One Group High Yield Bond Fund,
              Class I.........................    95,048
   8,414    One Group Income Bond Fund, Class
              I...............................    66,889
     891    One Group Intermediate Bond Fund,
              Class I.........................     9,779
   2,434    One Group International Equity
              Index Fund, Class I.............    28,939
  10,161    One Group Large Cap Growth Fund,
              Class I.........................   113,604

 SHARES            SECURITY DESCRIPTION          VALUE
---------   ----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  11,358    One Group Large Cap Value Fund,
              Class I.........................  $123,687
   3,929    One Group Mid Cap Growth Fund,
              Class I.........................    66,001
   5,388    One Group Mid Cap Value Fund,
              Class I.........................    66,543
  18,688    One Group Prime Money Market Fund,
              Class I.........................    18,688
   3,527    One Group Small Cap Growth Fund,
              Class I.........................    28,354
   1,705    One Group Small Cap Value Fund,
              Class I.........................    28,321
     944    One Group Ultra Short-Term Bond
              Fund, Class I...................     9,425
                                                --------
  Total Investment Companies                     948,866
                                                --------
Total (Cost $1,134,404)(a)                      $948,866
                                                ========

------------
Percentages indicated are based on net assets of $946,781.

(a) Represents cost for financial reporting purposes and differs from value by net unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $  14,763
                   Unrealized depreciation......................   (200,301)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $(185,538)
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

ONE GROUP INVESTOR GROWTH FUND
--------------------------------------------------------------------------------

SCHEDULE OF PORTFOLIO INVESTMENTS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
 INVESTMENT COMPANIES (99.7%):
    568     One Group Bond Fund, Class I.......  $  6,325
  9,168     One Group Diversified Equity Fund,
              Class I..........................    84,899
  3,639     One Group Diversified International
              Fund, Class I....................    36,430
  4,364     One Group Diversified Mid Cap Fund,
              Class I..........................    60,742
  4,237     One Group High Yield Bond Fund,
              Class I..........................    30,212
  1,520     One Group Income Bond Fund, Class
              I................................    12,087
  2,567     One Group International Equity
              Index Fund, Class I..............    30,522
  7,592     One Group Large Cap Growth Fund,
              Class I..........................    84,875
  8,377     One Group Large Cap Value Fund,
              Class I..........................    91,221

 SHARES            SECURITY DESCRIPTION           VALUE
---------   -----------------------------------  --------
INVESTMENT COMPANIES, CONTINUED:
  3,253     One Group Mid Cap Growth Fund,
              Class I..........................  $ 54,658
  4,432     One Group Mid Cap Value Fund, Class
              I................................    54,739
 12,263     One Group Prime Money Market Fund,
              Class I..........................    12,263
  3,007     One Group Small Cap Growth Fund,
              Class I..........................    24,178
  1,463     One Group Small Cap Value Fund,
              Class I..........................    24,295
                                                 --------
  Total Investment Companies                      607,446
                                                 --------
Total (Cost $759,247)(a)                         $607,446
                                                 ========

------------
Percentages indicated are based on net assets of $609,034.

(a) Represents cost for financial reporting purposes and differs from market value by unrealized appreciation (depreciation) of securities as follows (amounts in thousands):

                   Unrealized appreciation......................  $   4,813
                   Unrealized depreciation......................   (156,614)
                                                                  ---------
                   Net unrealized appreciation (depreciation)...  $(151,801)
                                                                  =========

Aggregate cost for federal income tax purposes is substantially the same.

See notes to financial statements.

                                       6
Report


ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF ASSETS AND LIABILITIES
(AMOUNTS IN THOUSANDS, EXCEPT PER SHARE AMOUNTS)
(UNAUDITED)

                                                                INVESTOR
                                                              CONSERVATIVE    INVESTOR     INVESTOR      INVESTOR
                                                                 GROWTH       BALANCED     GROWTH &       GROWTH
                                                                  FUND          FUND      INCOME FUND      FUND
                                                              ------------    --------    -----------    --------
ASSETS:
Investments, at cost........................................    $357,478      $827,442    $1,134,404     $759,247
Unrealized appreciation (depreciation) from investments.....     (18,130)      (84,934)     (185,538)    (151,801)
                                                                --------      --------    ----------     --------
Investments, at value.......................................     339,348       742,508       948,866      607,446
Cash........................................................          62            --            --           --
Dividends receivable........................................       1,354         2,712         2,826        1,294
Receivable for capital shares issued........................         479         1,569           987        1,482
Prepaid expenses............................................           3             6             8            5
                                                                --------      --------    ----------     --------
Total Assets................................................     341,246       746,795       952,687      610,227
                                                                --------      --------    ----------     --------
LIABILITIES:
Cash overdraft..............................................          --             3           653           --
Dividends payable...........................................       1,105         5,068         4,014          483
Payable for capital shares redeemed.........................         523           291           442          235
Accrued expenses and other payables:
  Investment advisory fees..................................          14            32            41            5
  Administration fees.......................................          29            58            72           21
  Distribution fees.........................................         186           420           492          389
  Other.....................................................          63           175           192           60
                                                                --------      --------    ----------     --------
Total Liabilities...........................................       1,920         6,047         5,906        1,193
                                                                --------      --------    ----------     --------
NET ASSETS:
Capital.....................................................     365,999       866,143     1,226,479      831,907
Undistributed (distributions in excess of) net investment
  income from affiliates....................................          (5)          (12)          (17)         (11)
Accumulated undistributed net realized gains (losses) from
  investment transactions and distributions from affiliated
  investment companies......................................      (8,538)      (40,449)      (94,143)     (71,061)
Net unrealized appreciation (depreciation) from investments
  in affiliates.............................................     (18,130)      (84,934)     (185,538)    (151,801)
                                                                --------      --------    ----------     --------
Net Assets..................................................    $339,326      $740,748    $  946,781     $609,034
                                                                ========      ========    ==========     ========
NET ASSETS:
  Class I...................................................    $ 51,251      $ 45,706    $  154,362     $ 29,810
  Class A...................................................      88,906       271,606       294,093      170,011
  Class B...................................................     181,176       391,658       462,081      378,272
  Class C...................................................      17,993        31,778        36,245       30,941
                                                                --------      --------    ----------     --------
Total.......................................................    $339,326      $740,748    $  946,781     $609,034
                                                                ========      ========    ==========     ========
OUTSTANDING UNITS OF BENEFICIAL INTEREST (SHARES):
  Class I...................................................       5,170         4,606        15,729        3,030
  Class A...................................................       8,990        27,377        29,681       17,415
  Class B...................................................      18,316        39,524        46,819       38,781
  Class C...................................................       1,822         3,224         3,708        3,211
                                                                --------      --------    ----------     --------
Total.......................................................      34,298        74,731        95,937       62,437
                                                                ========      ========    ==========     ========
NET ASSET VALUE
  Class I -- Offering and redemption price per share........    $   9.91      $   9.92    $     9.81     $   9.84
                                                                ========      ========    ==========     ========
  Class A -- Redemption price per share.....................    $   9.89      $   9.92    $     9.91     $   9.76
                                                                ========      ========    ==========     ========
      Maximum sales charge..................................        5.25%         5.25%         5.25%        5.25%
                                                                ========      ========    ==========     ========
      Maximum offering price per share (100%/(100%-maximum
        sales charge) of net asset value adjusted to the
        nearest cent).......................................    $  10.44      $  10.47    $    10.46     $  10.30
                                                                ========      ========    ==========     ========
  Class B -- Offering price per share (a)...................    $   9.89      $   9.91    $     9.87     $   9.75
                                                                ========      ========    ==========     ========
  Class C -- Offering price per share (a)...................    $   9.88      $   9.86    $     9.77     $   9.63
                                                                ========      ========    ==========     ========

------------

(a) Redemption price per Class B and Class C share varies based on length of time shares are held.

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF OPERATIONS
(AMOUNTS IN THOUSANDS)
(UNAUDITED)

                                                                INVESTOR                   INVESTOR
                                                              CONSERVATIVE    INVESTOR     GROWTH &      INVESTOR
                                                                 GROWTH       BALANCED      INCOME        GROWTH
                                                                  FUND          FUND         FUND          FUND
                                                              ------------    --------    -----------    --------
INVESTMENT INCOME:
Dividend income from affiliates.............................    $ 6,863       $ 12,909     $ 11,779      $  3,916
                                                                -------       --------     --------      --------
Total Income................................................      6,863         12,909       11,779         3,916
                                                                -------       --------     --------      --------
EXPENSES:
Investment advisory fees....................................         80            183          242           155
Administration fees.........................................        159            337          425           295
Distribution fees (Class A).................................        144            471          530           303
Distribution fees (Class B).................................        850          1,958        2,367         1,947
Distribution fees (Class C).................................         67            128          156           134
Custodian fees..............................................          1              2            2             1
Legal and audit fees........................................          3              4            5             4
Trustees' fees and expenses.................................          2              5            6             4
Transfer agent fees.........................................         77            247          406           535
Registration and filing fees................................         30             41           40            38
Printing and mailing costs..................................         26             59           67            47
Other.......................................................          4              7            6             6
                                                                -------       --------     --------      --------
Total expenses before waivers...............................      1,443          3,442        4,252         3,469
Less waivers................................................        (41)          (134)        (151)         (397)
                                                                -------       --------     --------      --------
Net Expenses................................................      1,402          3,308        4,101         3,072
                                                                -------       --------     --------      --------
Net Investment Income.......................................      5,461          9,601        7,678           844
                                                                -------       --------     --------      --------
REALIZED/UNREALIZED GAINS (LOSSES) FROM INVESTMENT
  TRANSACTIONS:
Net realized gains (losses) from investment transactions in
  affiliates................................................     (4,720)       (15,827)     (38,890)      (24,531)
Distributions of realized gains by investment company
  affiliates................................................        971          2,950        5,027         4,091
Net change in unrealized appreciation (depreciation) from
  investments in affiliates.................................     (3,104)       (28,047)     (57,169)      (60,170)
                                                                -------       --------     --------      --------
Net realized/unrealized gains (losses) from investment
  transactions in affiliates................................     (6,853)       (40,924)     (91,032)      (80,610)
                                                                -------       --------     --------      --------
Change in net assets resulting from operations..............    $(1,392)      $(31,323)    $(83,354)     $(79,766)
                                                                =======       ========     ========      ========

See notes to financial statements.

                                       8
Report


ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)

                                                            INVESTOR CONSERVATIVE              INVESTOR
                                                                 GROWTH FUND                BALANCED FUND
                                                           ------------------------    ------------------------
                                                            SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                              ENDED         ENDED         ENDED         ENDED
                                                           DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                               2002          2002          2002          2002
                                                           ------------    --------    ------------    --------
                                                           (UNAUDITED)                 (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income..................................    $  5,461      $  9,560      $  9,601      $ 19,981
  Net realized gains (losses) from investment
    transactions in affiliates...........................      (4,720)       (4,261)      (15,827)      (24,958)
  Distributions of realized gains by investment company
    affiliates...........................................         971         1,434         2,950         4,979
  Net change in unrealized appreciation (depreciation)
    from investments in affiliates.......................      (3,104)      (11,132)      (28,047)      (43,365)
                                                             --------      --------      --------      --------
Change in net assets resulting from operations...........      (1,392)       (4,399)      (31,323)      (43,363)
                                                             --------      --------      --------      --------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income.............................      (1,042)       (2,395)         (737)       (1,746)
  From net realized gains................................          --          (209)           --          (190)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income.............................      (1,577)       (2,332)       (4,048)       (8,345)
  From net realized gains................................          --          (206)           --          (867)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income.............................      (2,613)       (4,558)       (4,446)       (9,420)
  From net realized gains................................          --          (527)           --        (1,293)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income.............................        (217)         (285)         (338)         (496)
  From net realized gains................................          --           (32)           --           (65)
                                                             --------      --------      --------      --------
  Change in net assets from shareholder distributions....      (5,449)      (10,544)       (9,569)      (22,422)
                                                             --------      --------      --------      --------
CAPITAL TRANSACTIONS:
  Change in net assets from capital transactions.........      45,653        79,048        24,674       127,399
                                                             --------      --------      --------      --------
  Change in net assets...................................      38,812        64,105       (16,218)       61,614
NET ASSETS:
  Beginning of period....................................     300,514       236,409       756,966       695,352
                                                             --------      --------      --------      --------
  End of period..........................................    $339,326      $300,514      $740,748      $756,966
                                                             ========      ========      ========      ========

See notes to financial statements.

                                                                 Report

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

STATEMENTS OF CHANGES IN NET ASSETS
(AMOUNTS IN THOUSANDS)


                                                             INVESTOR GROWTH                  INVESTOR
                                                              & INCOME FUND                  GROWTH FUND
                                                        --------------------------    -------------------------
                                                         SIX MONTHS        YEAR       SIX MONTHS        YEAR
                                                           ENDED          ENDED          ENDED          ENDED
                                                        DECEMBER 31,     JUNE 30,     DECEMBER 31,    JUNE 30,
                                                            2002           2002           2002          2002
                                                        ------------    ----------    ------------    ---------
                                                        (UNAUDITED)                   (UNAUDITED)
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income...............................   $    7,678     $   18,810      $    844      $   3,803
  Net realized gains (losses) from investment
    transactions in affiliates........................      (38,890)       (51,234)      (24,531)       (47,253)
  Distributions of realized gains by investment
    company affiliates................................        5,027          9,067         4,091          8,387
  Net change in unrealized appreciation (depreciation)
    from investments in affiliates....................      (57,169)       (87,477)      (60,170)       (66,708)
                                                         ----------     ----------      --------      ---------
Change in net assets resulting from operations........      (83,354)      (110,834)      (79,766)      (101,771)
                                                         ----------     ----------      --------      ---------
DISTRIBUTIONS TO CLASS I SHAREHOLDERS:
  From net investment income..........................       (1,741)        (3,965)         (149)          (460)
  From net realized gains.............................           --         (1,216)           --           (614)
DISTRIBUTIONS TO CLASS A SHAREHOLDERS:
  From net investment income..........................       (2,894)        (7,497)         (636)        (1,595)
  From net realized gains.............................           --         (2,885)           --         (2,544)
DISTRIBUTIONS TO CLASS B SHAREHOLDERS:
  From net investment income..........................       (2,785)        (7,049)          (47)        (1,966)
  From net realized gains.............................           --         (3,834)           --         (5,555)
DISTRIBUTIONS TO CLASS C SHAREHOLDERS:
  From net investment income..........................         (217)          (332)          (12)           (87)
  From net realized gains.............................           --           (160)           --           (251)
                                                         ----------     ----------      --------      ---------
  Change in net assets from shareholder
    distributions.....................................       (7,637)       (26,938)         (844)       (13,072)
                                                         ----------     ----------      --------      ---------
CAPITAL TRANSACTIONS:
  Change in net assets from capital transactions......      (24,814)       161,281        (8,319)       113,801
                                                         ----------     ----------      --------      ---------
  Change in net assets................................     (115,805)        23,509       (88,929)        (1,042)
NET ASSETS:
  Beginning of period.................................    1,062,586      1,039,077       697,963        699,005
                                                         ----------     ----------      --------      ---------
  End of period.......................................   $  946,781     $1,062,586      $609,034      $ 697,963
                                                         ==========     ==========      ========      =========

See notes to financial statements.

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ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                               INVESTOR CONSERVATIVE              INVESTOR
                                                                    GROWTH FUND                BALANCED FUND
                                                              ------------------------    ------------------------
                                                               SIX MONTHS       YEAR       SIX MONTHS       YEAR
                                                                 ENDED         ENDED         ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,    DECEMBER 31,    JUNE 30,
                                                                  2002          2002          2002          2002
                                                              ------------    --------    ------------    --------
                                                              (UNAUDITED)                 (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $  7,072      $ 24,225      $  4,566      $ 22,065
  Dividends reinvested......................................         924         1,566           581         1,854
  Cost of shares redeemed...................................     (12,735)      (23,843)       (2,140)      (34,599)
                                                                --------      --------      --------      --------
Change in net assets from Class I capital transactions......    $ (4,739)     $  1,948      $  3,007      $(10,680)
                                                                ========      ========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $ 29,551      $ 51,756      $ 51,436      $123,759
  Dividends reinvested......................................       1,414         2,337         3,687         8,790
  Cost of shares redeemed...................................     (15,171)      (15,641)      (49,878)      (76,316)
                                                                --------      --------      --------      --------
Change in net assets from Class A capital transactions......    $ 15,794      $ 38,452      $  5,245      $ 56,233
                                                                ========      ========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $ 52,082      $ 56,020      $ 70,041      $123,843
  Dividends reinvested......................................       2,330         4,874         3,945        10,609
  Cost of shares redeemed...................................     (26,433)      (27,101)      (67,309)      (60,354)
                                                                --------      --------      --------      --------
Change in net assets from Class B capital transactions......    $ 27,979      $ 33,793      $  6,677      $ 74,098
                                                                ========      ========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued...............................    $ 10,523      $  6,816      $ 13,413      $ 11,821
  Dividends reinvested......................................         166           272           220           503
  Cost of shares redeemed...................................      (4,070)       (2,233)       (3,888)       (4,576)
                                                                --------      --------      --------      --------
Change in net assets from Class C capital transactions......    $  6,619      $  4,855      $  9,745      $  7,748
                                                                ========      ========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................         714         2,308           455         2,006
  Reinvested................................................          93           149            58           168
  Redeemed..................................................      (1,277)       (2,270)         (215)       (3,149)
                                                                --------      --------      --------      --------
Change in Class I Shares....................................        (470)          187           298          (975)
                                                                ========      ========      ========      ========
CLASS A SHARES:
  Issued....................................................       2,999         4,940         5,168        11,211
  Reinvested................................................         143           223           368           795
  Redeemed..................................................      (1,534)       (1,492)       (5,038)       (6,971)
                                                                --------      --------      --------      --------
Change in Class A Shares....................................       1,608         3,671           498         5,035
                                                                ========      ========      ========      ========
CLASS B SHARES:
  Issued....................................................       5,283         5,352         7,043        11,264
  Reinvested................................................         235           464           395           960
  Redeemed..................................................      (2,683)       (2,592)       (6,811)       (5,510)
                                                                --------      --------      --------      --------
Change in Class B Shares....................................       2,835         3,224           627         6,714
                                                                ========      ========      ========      ========
CLASS C SHARES:
  Issued....................................................       1,065           655         1,361         1,081
  Reinvested................................................          17            26            22            46
  Redeemed..................................................        (414)         (214)         (394)         (421)
                                                                --------      --------      --------      --------
Change in Class C Shares....................................         668           467           989           706
                                                                ========      ========      ========      ========

See notes to financial statements.

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ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

SCHEDULES OF CAPITAL STOCK ACTIVITY
(AMOUNTS IN THOUSANDS)

                                                                   INVESTOR GROWTH                 INVESTOR
                                                                    & INCOME FUND                GROWTH FUND
                                                              -------------------------    ------------------------
                                                               SIX MONTHS       YEAR        SIX MONTHS       YEAR
                                                                 ENDED         ENDED          ENDED         ENDED
                                                              DECEMBER 31,    JUNE 30,     DECEMBER 31,    JUNE 30,
                                                                  2002          2002           2002          2002
                                                              ------------    ---------    ------------    --------
                                                              (UNAUDITED)                  (UNAUDITED)
CAPITAL TRANSACTIONS:
CLASS I SHARES:
  Proceeds from shares issued...............................    $ 13,361      $  80,523      $  1,679      $ 14,783
  Dividends reinvested......................................       1,665          5,064            45           834
  Cost of shares redeemed...................................     (21,876)       (47,470)       (3,081)      (26,889)
                                                                --------      ---------      --------      --------
Change in net assets from Class I capital transactions......    $ (6,850)     $  38,117      $ (1,357)     $(11,272)
                                                                ========      =========      ========      ========
CLASS A SHARES:
  Proceeds from shares issued...............................    $ 42,058      $ 129,739      $ 27,508      $ 69,707
  Dividends reinvested......................................       2,720         10,455           285         4,082
  Cost of shares redeemed...................................     (56,256)      (133,645)      (30,891)      (43,522)
                                                                --------      ---------      --------      --------
Change in net assets from Class A capital transactions......    $(11,478)     $   6,549      $ (3,098)     $ 30,267
                                                                ========      =========      ========      ========
CLASS B SHARES:
  Proceeds from shares issued...............................    $ 60,508      $ 168,982      $ 39,556      $136,851
  Dividends reinvested......................................       2,394         10,993            --         7,440
  Cost of shares redeemed...................................     (78,641)       (77,899)      (51,400)      (60,400)
                                                                --------      ---------      --------      --------
Change in net assets from Class B capital transactions......    $(15,739)     $ 102,076      $(11,844)     $ 83,891
                                                                ========      =========      ========      ========
CLASS C SHARES:
  Proceeds from shares issued...............................    $ 14,655      $  19,041      $ 10,844      $ 15,342
  Dividends reinvested......................................         132            424            --           307
  Cost of shares redeemed...................................      (5,534)        (4,926)       (2,864)       (4,734)
                                                                --------      ---------      --------      --------
Change in net assets from Class C capital transactions......    $  9,253      $  14,539      $  7,980      $ 10,915
                                                                ========      =========      ========      ========
SHARE TRANSACTIONS:
CLASS I SHARES:
  Issued....................................................       1,344          6,981           168         1,261
  Reinvested................................................         166            442             4            71
  Redeemed..................................................      (2,208)        (4,131)         (313)       (2,234)
                                                                --------      ---------      --------      --------
Change in Class I Shares....................................        (698)         3,292          (141)         (902)
                                                                ========      =========      ========      ========
CLASS A SHARES:
  Issued....................................................       4,196         11,183         2,774         5,859
  Reinvested................................................         269            906            31           349
  Redeemed..................................................      (5,629)       (11,495)       (3,127)       (3,669)
                                                                --------      ---------      --------      --------
Change in Class A Shares....................................      (1,164)           594          (322)        2,539
                                                                ========      =========      ========      ========
CLASS B SHARES:
  Issued....................................................       6,073         14,646         3,994        11,445
  Reinvested................................................         239            958            --           633
  Redeemed..................................................      (7,962)        (6,822)       (5,241)       (5,102)
                                                                --------      ---------      --------      --------
Change in Class B Shares....................................      (1,650)         8,782        (1,247)        6,976
                                                                ========      =========      ========      ========
CLASS C SHARES:
  Issued....................................................       1,488          1,665         1,112         1,300
  Reinvested................................................          13             37            --            26
  Redeemed..................................................        (567)          (436)         (296)         (401)
                                                                --------      ---------      --------      --------
Change in Class C Shares....................................         934          1,266           816           925
                                                                ========      =========      ========      ========

See notes to financial statements.

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ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS I)
 Six Months Ended December 31,
 2002 (Unaudited)...............   $10.15       $0.20          $(0.24)        $(0.04)      $(0.20)      $   --         $(0.20)
 Year Ended June 30, 2002.......    10.71        0.43           (0.52)         (0.09)       (0.43)       (0.04)         (0.47)
 Year Ended June 30, 2001.......    11.09        0.52           (0.11)          0.41        (0.52)       (0.27)         (0.79)
 Year Ended June 30, 2000.......    11.20        0.52           (0.03)          0.49        (0.52)       (0.08)         (0.60)
 Year Ended June 30, 1999.......    11.06        0.47            0.28           0.75        (0.48)       (0.13)         (0.61)
 Year Ended June 30, 1998.......    10.33        0.46            0.82           1.28        (0.45)       (0.10)         (0.55)

INVESTOR BALANCED FUND (CLASS I)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.48        0.16           (0.56)         (0.40)       (0.16)          --          (0.16)
 Year Ended June 30, 2002.......    11.44        0.40           (0.95)         (0.55)       (0.37)       (0.04)         (0.41)
 Year Ended June 30, 2001.......    12.52        0.46           (0.53)         (0.07)       (0.46)       (0.55)         (1.01)
 Year Ended June 30, 2000.......    12.24        0.53            0.27           0.80        (0.49)       (0.03)         (0.52)
 Year Ended June 30, 1999.......    11.81        0.47            0.79           1.26        (0.51)       (0.32)         (0.83)
 Year Ended June 30, 1998.......    10.63        0.37            1.39           1.76        (0.36)       (0.22)         (0.58)

INVESTOR GROWTH & INCOME FUND (CLASS I)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.73        0.11           (0.92)         (0.81)       (0.11)          --          (0.11)
 Year Ended June 30, 2002.......    12.21        0.27           (1.39)         (1.12)       (0.27)       (0.09)         (0.36)
 Year Ended June 30, 2001.......    13.84        0.42           (0.86)         (0.44)       (0.40)       (0.79)         (1.19)
 Year Ended June 30, 2000.......    13.29        0.43            0.63           1.06        (0.42)       (0.09)         (0.51)
 Year Ended June 30, 1999.......    12.57        0.35            1.32           1.67        (0.48)       (0.47)         (0.95)
 Year Ended June 30, 1998.......    10.93        0.25            1.92           2.17        (0.25)       (0.28)         (0.53)

INVESTOR GROWTH FUND (CLASS I)
 Six Months Ended December 31,
 2002 (Unaudited)...............    11.11        0.05           (1.27)         (1.22)       (0.05)          --          (0.05)
 Year Ended June 30, 2002.......    13.06        0.16           (1.83)         (1.67)       (0.12)       (0.16)         (0.28)
 Year Ended June 30, 2001.......    15.33        0.32           (1.15)         (0.83)       (0.25)       (1.19)         (1.44)
 Year Ended June 30, 2000.......    14.39        0.40            1.04           1.44        (0.34)       (0.16)         (0.50)
 Year Ended June 30, 1999.......    13.39        0.32            1.77           2.09        (0.43)       (0.66)         (1.09)
 Year Ended June 30, 1998.......    11.25        0.12            2.49           2.61        (0.12)       (0.35)         (0.47)

INVESTOR CONSERVATIVE GROWTH FUND (CLASS A)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.13        0.19           (0.24)         (0.05)       (0.19)          --          (0.19)
 Year Ended June 30, 2002.......    10.69        0.41           (0.52)         (0.11)       (0.41)       (0.04)         (0.45)
 Year Ended June 30, 2001.......    11.07        0.49           (0.11)          0.38        (0.49)       (0.27)         (0.76)
 Year Ended June 30, 2000.......    11.18        0.49           (0.03)          0.46        (0.49)       (0.08)         (0.57)
 Year Ended June 30, 1999.......    11.04        0.44            0.29           0.73        (0.46)       (0.13)         (0.59)
 Year Ended June 30, 1998.......    10.32        0.43            0.82           1.25        (0.43)       (0.10)         (0.53)

INVESTOR BALANCED FUND (CLASS A)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.48        0.15           (0.56)         (0.41)       (0.15)          --          (0.15)
 Year Ended June 30, 2002.......    11.44        0.34           (0.92)         (0.58)       (0.34)       (0.04)         (0.38)
 Year Ended June 30, 2001.......    12.52        0.43           (0.53)         (0.10)       (0.43)       (0.55)         (0.98)
 Year Ended June 30, 2000.......    12.24        0.47            0.30           0.77        (0.46)       (0.03)         (0.49)
 Year Ended June 30, 1999.......    11.83        0.42            0.79           1.21        (0.48)       (0.32)         (0.80)
 Year Ended June 30, 1998.......    10.66        0.34            1.39           1.73        (0.34)       (0.22)         (0.56)

INVESTOR GROWTH & INCOME FUND (CLASS A)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.83        0.10           (0.92)         (0.82)       (0.10)          --          (0.10)
 Year Ended June 30, 2002.......    12.33        0.25           (1.41)         (1.16)       (0.25)       (0.09)         (0.34)
 Year Ended June 30, 2001.......    13.96        0.36           (0.83)         (0.47)       (0.37)       (0.79)         (1.16)
 Year Ended June 30, 2000.......    13.40        0.39            0.65           1.04        (0.39)       (0.09)         (0.48)
 Year Ended June 30, 1999.......    12.69        0.36            1.27           1.63        (0.45)       (0.47)         (0.92)
 Year Ended June 30, 1998.......    11.02        0.22            1.95           2.17        (0.22)       (0.28)         (0.50)

INVESTOR GROWTH FUND (CLASS A)
 Six Months Ended December 31,
 2002 (Unaudited)...............    11.03        0.04           (1.27)         (1.23)       (0.04)          --          (0.04)
 Year Ended June 30, 2002.......    12.97        0.12           (1.80)         (1.68)       (0.10)       (0.16)         (0.26)
 Year Ended June 30, 2001.......    15.25        0.25           (1.11)         (0.86)       (0.23)       (1.19)         (1.42)
 Year Ended June 30, 2000.......    14.30        0.33            1.09           1.42        (0.31)       (0.16)         (0.47)
 Year Ended June 30, 1999.......    13.33        0.29            1.74           2.03        (0.40)       (0.66)         (1.06)
 Year Ended June 30, 1998.......    11.21        0.10            2.47           2.57        (0.10)       (0.35)         (0.45)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

                                                                 Report













ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTAL DATA
                                                                     -------------------------------------------
                                                                                                     RATIO OF
                                         NET ASSET       TOTAL                        RATIO OF    NET INVESTMENT
                                          VALUE,        RETURN        NET ASSETS,     EXPENSES      INCOME TO
                                          END OF       (EXCLUDES     END OF PERIOD   TO AVERAGE      AVERAGE
                                          PERIOD     SALES CHARGE)      (000'S)      NET ASSETS     NET ASSETS
                                         ---------   -------------   -------------   ----------   --------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
  Six Months Ended December 31, 2002
 (Unaudited)............................  $ 9.91           (0.38)%(b)   $ 51,251         0.24%(c)       3.98%(c)
  Year Ended June 30, 2002..............   10.15           (0.89)        57,251          0.23           4.13
  Year Ended June 30, 2001..............   10.71            3.73         58,396          0.20           4.71
  Year Ended June 30, 2000..............   11.09            4.52         52,294          0.20           4.66
  Year Ended June 30, 1999..............   11.20            7.01         37,131          0.20           4.31
  Year Ended June 30, 1998..............   11.06           12.70         30,352          0.20           4.43

INVESTOR BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.92           (3.76)(b)     45,706          0.24(c)        3.30(c)
  Year Ended June 30, 2002..............   10.48           (4.90)        45,136          0.22           3.37
  Year Ended June 30, 2001..............   11.44           (0.70)        60,442          0.20           3.94
  Year Ended June 30, 2000..............   12.52            6.69         56,229          0.20           4.10
  Year Ended June 30, 1999..............   12.24           11.16         84,447          0.20           3.85
  Year Ended June 30, 1998..............   11.81           17.02         93,557          0.20           3.31

INVESTOR GROWTH & INCOME FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.81           (7.53)(b)    154,362          0.25(c)        2.18(c)
  Year Ended June 30, 2002..............   10.73           (9.23)       176,206          0.23           2.35
  Year Ended June 30, 2001..............   12.21           (3.51)       160,441          0.20           3.18
  Year Ended June 30, 2000..............   13.84            8.10        207,040          0.20           3.14
  Year Ended June 30, 1999..............   13.29           14.11        209,770          0.20           3.70
  Year Ended June 30, 1998..............   12.57           20.34         98,060          0.20           2.17

INVESTOR GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.84          (10.98)(b)     29,810          0.25(c)        1.01(c)
  Year Ended June 30, 2002..............   11.11          (12.93)        35,237          0.23           1.35
  Year Ended June 30, 2001..............   13.06           (6.02)        53,171          0.20           2.38
  Year Ended June 30, 2000..............   15.33           10.17         73,483          0.20           2.77
  Year Ended June 30, 1999..............   14.39           16.84        100,566          0.20           2.57
  Year Ended June 30, 1998..............   13.39           23.81         86,355          0.20           1.04

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.89           (0.50)(b)     88,906          0.49(c)        3.83(c)
  Year Ended June 30, 2002..............   10.13           (1.13)        74,756          0.48           3.90
  Year Ended June 30, 2001..............   10.69            3.48         39,651          0.45           4.49
  Year Ended June 30, 2000..............   11.07            4.27         31,225          0.45           4.46
  Year Ended June 30, 1999..............   11.18            6.77         29,714          0.45           4.07
  Year Ended June 30, 1998..............   11.04           12.38         12,538          0.45           4.12

INVESTOR BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.92           (3.88)(b)    271,606          0.49(c)        3.03(c)
  Year Ended June 30, 2002..............   10.48           (5.13)       281,567          0.48           3.13
  Year Ended June 30, 2001..............   11.44           (0.94)       249,797          0.45           3.66
  Year Ended June 30, 2000..............   12.52            6.43        219,684          0.45           3.82
  Year Ended June 30, 1999..............   12.24           10.70        177,336          0.45           3.27
  Year Ended June 30, 1998..............   11.83           16.62         32,605          0.45           3.01

INVESTOR GROWTH & INCOME FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.91           (7.58)(b)    294,093          0.50(c)        1.94(c)
  Year Ended June 30, 2002..............   10.83           (9.53)       334,005          0.48           2.15
  Year Ended June 30, 2001..............   12.33           (3.71)       372,933          0.45           2.79
  Year Ended June 30, 2000..............   13.96            7.85        299,207          0.45           2.91
  Year Ended June 30, 1999..............   13.40           13.62        245,151          0.45           1.54
  Year Ended June 30, 1998..............   12.69           20.18         39,874          0.45           1.91

INVESTOR GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.76          (11.17)(b)    170,011          0.50(c)        0.76(c)
  Year Ended June 30, 2002..............   11.03          (13.06)       195,576          0.48           1.02
  Year Ended June 30, 2001..............   12.97           (6.27)       197,065          0.45           1.81
  Year Ended June 30, 2000..............   15.25           10.04        140,449          0.45           2.25
  Year Ended June 30, 1999..............   14.30           16.40        100,789          0.45           2.08
  Year Ended June 30, 1998..............   13.33           23.44         55,057          0.45           0.78

                                           RATIOS/SUPPLEMENTAL DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE     PORTFOLIO
                                          NET ASSETS*   TURNOVER (a)
                                          -----------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.24%(c)     6.37%
  Year Ended June 30, 2002..............       0.23         9.21
  Year Ended June 30, 2001..............       0.22         7.82
  Year Ended June 30, 2000..............       0.30        23.76
  Year Ended June 30, 1999..............       0.32         9.73
  Year Ended June 30, 1998..............       0.56         3.22
INVESTOR BALANCED FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.24(c)     14.02
  Year Ended June 30, 2002..............       0.23        20.23
  Year Ended June 30, 2001..............       0.22         7.13
  Year Ended June 30, 2000..............       0.27        20.99
  Year Ended June 30, 1999..............       0.26        13.51
  Year Ended June 30, 1998..............       0.32         9.71
INVESTOR GROWTH & INCOME FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.25(c)     12.35
  Year Ended June 30, 2002..............       0.23        24.96
  Year Ended June 30, 2001..............       0.24         6.15
  Year Ended June 30, 2000..............       0.28        21.50
  Year Ended June 30, 1999..............       0.27        17.87
  Year Ended June 30, 1998..............       0.34        11.38
INVESTOR GROWTH FUND (CLASS I)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.35(c)      7.87
  Year Ended June 30, 2002..............       0.31        29.37
  Year Ended June 30, 2001..............       0.27         7.43
  Year Ended June 30, 2000..............       0.32        28.66
  Year Ended June 30, 1999..............       0.31        14.62
  Year Ended June 30, 1998..............       0.36         4.05
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.59(c)      6.37
  Year Ended June 30, 2002..............       0.59         9.21
  Year Ended June 30, 2001..............       0.57         7.82
  Year Ended June 30, 2000..............       0.65        23.76
  Year Ended June 30, 1999..............       0.67         9.73
  Year Ended June 30, 1998..............       0.82         3.22
INVESTOR BALANCED FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.59(c)     14.02
  Year Ended June 30, 2002..............       0.58        20.23
  Year Ended June 30, 2001..............       0.57         7.13
  Year Ended June 30, 2000..............       0.62        20.99
  Year Ended June 30, 1999..............       0.61        13.51
  Year Ended June 30, 1998..............       0.66         9.71
INVESTOR GROWTH & INCOME FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.60(c)     12.35
  Year Ended June 30, 2002..............       0.58        24.96
  Year Ended June 30, 2001..............       0.59         6.15
  Year Ended June 30, 2000..............       0.63        21.50
  Year Ended June 30, 1999..............       0.62        17.87
  Year Ended June 30, 1998..............       0.67        11.38
INVESTOR GROWTH FUND (CLASS A)
  Six Months Ended December 31, 2002
 (Unaudited)............................       0.70(c)      7.87
  Year Ended June 30, 2002..............       0.66        29.37
  Year Ended June 30, 2001..............       0.62         7.43
  Year Ended June 30, 2000..............       0.67        28.66
  Year Ended June 30, 1999..............       0.66        14.62
  Year Ended June 30, 1998..............       0.70         4.05

                                       14
Report


ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

                                                       INVESTMENT ACTIVITIES                          DISTRIBUTIONS
                                              ----------------------------------------   ----------------------------------------
                                                            NET REALIZED                                  NET
                                  NET ASSET                AND UNREALIZED                              REALIZED
                                   VALUE,        NET           GAINS        TOTAL FROM      NET          GAINS
                                  BEGINNING   INVESTMENT    (LOSSES) ON     INVESTMENT   INVESTMENT   (LOSSES) ON       TOTAL
                                  OF PERIOD     INCOME      INVESTMENTS     ACTIVITIES     INCOME     INVESTMENTS   DISTRIBUTIONS
                                  ---------   ----------   --------------   ----------   ----------   -----------   -------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............   $10.13       $0.15          $(0.24)        $(0.09)      $(0.15)      $   --         $(0.15)
 Year Ended June 30, 2002.......    10.69        0.33           (0.52)         (0.19)       (0.33)       (0.04)         (0.37)
 Year Ended June 30, 2001.......    11.08        0.41           (0.12)          0.29        (0.41)       (0.27)         (0.68)
 Year Ended June 30, 2000.......    11.19        0.41           (0.03)          0.38        (0.41)       (0.08)         (0.49)
 Year Ended June 30, 1999.......    11.05        0.36            0.29           0.65        (0.38)       (0.13)         (0.51)
 Year Ended June 30, 1998.......    10.33        0.37            0.81           1.18        (0.36)       (0.10)         (0.46)

INVESTOR BALANCED FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.46        0.11           (0.55)         (0.44)       (0.11)          --          (0.11)
 Year Ended June 30, 2002.......    11.43        0.26           (0.93)         (0.67)       (0.26)       (0.04)         (0.30)
 Year Ended June 30, 2001.......    12.51        0.35           (0.53)         (0.18)       (0.35)       (0.55)         (0.90)
 Year Ended June 30, 2000.......    12.24        0.37            0.30           0.67        (0.37)       (0.03)         (0.40)
 Year Ended June 30, 1999.......    11.82        0.33            0.81           1.14        (0.40)       (0.32)         (0.72)
 Year Ended June 30, 1998.......    10.65        0.26            1.39           1.65        (0.26)       (0.22)         (0.48)

INVESTOR GROWTH & INCOME FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.79        0.06           (0.92)         (0.86)       (0.06)          --          (0.06)
 Year Ended June 30, 2002.......    12.28        0.16           (1.40)         (1.24)       (0.16)       (0.09)         (0.25)
 Year Ended June 30, 2001.......    13.91        0.27           (0.84)         (0.57)       (0.27)       (0.79)         (1.06)
 Year Ended June 30, 2000.......    13.36        0.29            0.64           0.93        (0.29)       (0.09)         (0.38)
 Year Ended June 30, 1999.......    12.64        0.26            1.29           1.55        (0.36)       (0.47)         (0.83)
 Year Ended June 30, 1998.......    11.00        0.14            1.92           2.06        (0.14)       (0.28)         (0.42)

INVESTOR GROWTH FUND (CLASS B)
 Six Months Ended December 31,
 2002 (Unaudited)...............    11.02          --           (1.27)         (1.27)          --           --             --
 Year Ended June 30, 2002.......    13.01        0.04           (1.81)         (1.77)       (0.06)       (0.16)         (0.22)
 Year Ended June 30, 2001.......    15.35        0.17           (1.14)         (0.97)       (0.18)       (1.19)         (1.37)
 Year Ended June 30, 2000.......    14.44        0.24            1.07           1.31        (0.24)       (0.16)         (0.40)
 Year Ended June 30, 1999.......    13.47        0.20            1.76           1.96        (0.33)       (0.66)         (0.99)
 Year Ended June 30, 1998.......    11.34        0.02            2.48           2.50        (0.02)       (0.35)         (0.37)

INVESTOR CONSERVATIVE GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.12        0.15           (0.24)         (0.09)       (0.15)          --          (0.15)
 Year Ended June 30, 2002.......    10.68        0.33           (0.52)         (0.19)       (0.33)       (0.04)         (0.37)
 Year Ended June 30, 2001.......    11.06        0.41           (0.11)          0.30        (0.41)       (0.27)         (0.68)
 Year Ended June 30, 2000.......    11.17        0.41           (0.03)          0.38        (0.41)       (0.08)         (0.49)
 Year Ended June 30, 1999.......    11.03        0.36            0.29           0.65        (0.38)       (0.13)         (0.51)
 Year Ended June 30, 1998.......    10.33        0.35            0.81           1.16        (0.36)       (0.10)         (0.46)

INVESTOR BALANCED FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.41        0.11           (0.54)         (0.43)       (0.12)          --          (0.12)
 Year Ended June 30, 2002.......    11.38        0.26           (0.92)         (0.66)       (0.27)       (0.04)         (0.31)
 Year Ended June 30, 2001.......    12.46        0.34           (0.53)         (0.19)       (0.34)       (0.55)         (0.89)
 Year Ended June 30, 2000.......    12.19        0.37            0.30           0.67        (0.37)       (0.03)         (0.40)
 Year Ended June 30, 1999.......    11.77        0.32            0.81           1.13        (0.39)       (0.32)         (0.71)
 Year Ended June 30, 1998.......    10.63        0.26            1.37           1.63        (0.27)       (0.22)         (0.49)

INVESTOR GROWTH & INCOME FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.69        0.06           (0.92)         (0.86)       (0.06)          --          (0.06)
 Year Ended June 30, 2002.......    12.18        0.16           (1.39)         (1.23)       (0.17)       (0.09)         (0.26)
 Year Ended June 30, 2001.......    13.80        0.28           (0.84)         (0.56)       (0.27)       (0.79)         (1.06)
 Year Ended June 30, 2000.......    13.25        0.29            0.64           0.93        (0.29)       (0.09)         (0.38)
 Year Ended June 30, 1999.......    12.54        0.26            1.28           1.54        (0.36)       (0.47)         (0.83)
 Year Ended June 30, 1998.......    10.93        0.14            1.90           2.04        (0.15)       (0.28)         (0.43)

INVESTOR GROWTH FUND (CLASS C)
 Six Months Ended December 31,
 2002 (Unaudited)...............    10.89          --           (1.26)         (1.26)          --           --             --
 Year Ended June 30, 2002.......    12.86        0.04           (1.79)         (1.75)       (0.06)       (0.16)         (0.22)
 Year Ended June 30, 2001.......    15.19        0.18           (1.14)         (0.96)       (0.18)       (1.19)         (1.37)
 Year Ended June 30, 2000.......    14.30        0.24            1.05           1.29        (0.24)       (0.16)         (0.40)
 Year Ended June 30, 1999.......    13.34        0.18            1.77           1.95        (0.33)       (0.66)         (0.99)
 Year Ended June 30, 1998.......    11.25        0.02            2.45           2.47        (0.03)       (0.35)         (0.38)

------------

 * During the period, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

(a) Portfolio turnover is calculated on the basis of the Fund as a whole without distinguishing among the classes of shares issued.

(b) Not annualized.

(c) Annualized.

See notes to financial statements.

                                                                 Report













ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

--------------------------------------------------------------------------------

                                                                              RATIOS/SUPPLEMENTARY DATA
                                                                     -------------------------------------------
                                                                                                     RATIO OF
                                         NET ASSET       TOTAL                        RATIO OF    NET INVESTMENT
                                          VALUE,        RETURN        NET ASSETS,     EXPENSES      INCOME TO
                                          END OF       (EXCLUDES     END OF PERIOD   TO AVERAGE      AVERAGE
                                          PERIOD     SALES CHARGE)      (000'S)      NET ASSETS     NET ASSETS
                                         ---------   -------------   -------------   ----------   --------------

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
  Six Months Ended December 31, 2002
 (Unaudited)............................  $ 9.89           (0.87)%(b)   $181,176         1.24%(c)        3.08%(c)
  Year Ended June 30, 2002..............   10.13           (1.86)       156,833          1.23            3.13
  Year Ended June 30, 2001..............   10.69            2.62        131,026          1.20            3.73
  Year Ended June 30, 2000..............   11.08            3.48        117,926          1.20            3.70
  Year Ended June 30, 1999..............   11.19            6.10        121,348          1.20            3.33
  Year Ended June 30, 1998..............   11.05           11.53         39,489          1.20            3.37

INVESTOR BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.91           (4.16)(b)    391,658          1.24(c)         2.28(c)
  Year Ended June 30, 2002..............   10.46           (5.92)       406,991          1.23            2.39
  Year Ended June 30, 2001..............   11.43           (1.66)       367,716          1.20            2.92
  Year Ended June 30, 2000..............   12.51            5.58        298,942          1.20            3.04
  Year Ended June 30, 1999..............   12.24           10.01        229,671          1.20            2.78
  Year Ended June 30, 1998..............   11.82           15.85         70,463          1.20            2.26

INVESTOR GROWTH & INCOME FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.87           (7.97)(b)    462,081          1.25(c)         1.19(c)
  Year Ended June 30, 2002..............   10.79          (10.15)       522,731          1.23            1.38
  Year Ended June 30, 2001..............   12.28           (4.41)       487,342          1.20            2.05
  Year Ended June 30, 2000..............   13.91            7.04        362,151          1.20            2.13
  Year Ended June 30, 1999..............   13.36           12.93        221,088          1.20            2.12
  Year Ended June 30, 1998..............   12.64           19.13         85,468          1.20            1.15

INVESTOR GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.75          (11.51)(b)    378,272          1.25(c)         0.01(c)
  Year Ended June 30, 2002..............   11.02          (13.74)       441,074          1.23            0.27
  Year Ended June 30, 2001..............   13.01           (6.97)       429,869          1.20            1.08
  Year Ended June 30, 2000..............   15.35            9.14        302,162          1.20            1.41
  Year Ended June 30, 1999..............   14.44           15.57        168,823          1.20            1.44
  Year Ended June 30, 1998..............   13.47           22.52         70,515          1.20            0.04

INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.88           (0.86)(b)     17,993          1.24(c)         3.22(c)
  Year Ended June 30, 2002..............   10.12           (1.85)        11,674          1.23            3.16
  Year Ended June 30, 2001..............   10.68            2.72          7,336          1.20            3.75
  Year Ended June 30, 2000..............   11.06            3.48          7,207          1.20            3.70
  Year Ended June 30, 1999..............   11.17            6.00          8,742          1.20            3.32
  Year Ended June 30, 1998..............   11.03           11.48          3,788          1.20            3.39

INVESTOR BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.86           (4.13)(b)     31,778          1.24(c)         2.43(c)
  Year Ended June 30, 2002..............   10.41           (5.92)        23,272          1.23            2.40
  Year Ended June 30, 2001..............   11.38           (1.67)        17,397          1.20            2.93
  Year Ended June 30, 2000..............   12.46            5.59         16,095          1.20            3.08
  Year Ended June 30, 1999..............   12.19           10.04         14,963          1.20            2.85
  Year Ended June 30, 1998..............   11.77           15.66          6,653          1.20            2.24

INVESTOR GROWTH & INCOME FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.77           (8.00)(b)     36,245          1.25(c)         1.29(c)
  Year Ended June 30, 2002..............   10.69          (10.19)        29,644          1.23            1.36
  Year Ended June 30, 2001..............   12.18           (4.40)        18,361          1.20            2.10
  Year Ended June 30, 2000..............   13.80            7.10         16,944          1.20            2.18
  Year Ended June 30, 1999..............   13.25           12.94         12,347          1.20            2.20
  Year Ended June 30, 1998..............   12.54           19.08          6,429          1.20            1.14

INVESTOR GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................    9.63          (11.54)(b)     30,941          1.25(c)         0.07(c)
  Year Ended June 30, 2002..............   10.89          (13.74)        26,076          1.23            0.22
  Year Ended June 30, 2001..............   12.86           (7.01)        18,900          1.20            1.23
  Year Ended June 30, 2000..............   15.19            9.08         19,404          1.20            1.52
  Year Ended June 30, 1999..............   14.30           15.65         15,071          1.20            1.50
  Year Ended June 30, 1998..............   13.34           22.42          8,772          1.20            0.04

                                          RATIOS/SUPPLEMENTARY DATA
                                          --------------------------

                                           RATIO OF
                                           EXPENSES
                                          TO AVERAGE     PORTFOLIO
                                          NET ASSETS*   TURNOVER (a)
                                          -----------   ------------
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.24%(c)     6.37%
  Year Ended June 30, 2002..............       1.23         9.21
  Year Ended June 30, 2001..............       1.22         7.82
  Year Ended June 30, 2000..............       1.30        23.76
  Year Ended June 30, 1999..............       1.32         9.73
  Year Ended June 30, 1998..............       1.47         3.22
INVESTOR BALANCED FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.24(c)     14.02
  Year Ended June 30, 2002..............       1.23        20.23
  Year Ended June 30, 2001..............       1.22         7.13
  Year Ended June 30, 2000..............       1.27        20.99
  Year Ended June 30, 1999..............       1.26        13.51
  Year Ended June 30, 1998..............       1.31         9.71
INVESTOR GROWTH & INCOME FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.25(c)     12.35
  Year Ended June 30, 2002..............       1.23        24.96
  Year Ended June 30, 2001..............       1.23         6.15
  Year Ended June 30, 2000..............       1.28        21.50
  Year Ended June 30, 1999..............       1.27        17.87
  Year Ended June 30, 1998..............       1.32        11.38
INVESTOR GROWTH FUND (CLASS B)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.35(c)      7.87
  Year Ended June 30, 2002..............       1.31        29.37
  Year Ended June 30, 2001..............       1.27         7.43
  Year Ended June 30, 2000..............       1.32        28.66
  Year Ended June 30, 1999..............       1.31        14.62
  Year Ended June 30, 1998..............       1.35         4.50
INVESTOR CONSERVATIVE GROWTH FUND (CLASS
 C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.24(c)      6.37
  Year Ended June 30, 2002..............       1.23         9.21
  Year Ended June 30, 2001..............       1.22         7.82
  Year Ended June 30, 2000..............       1.30        23.76
  Year Ended June 30, 1999..............       1.33         9.73
  Year Ended June 30, 1998..............       1.47         3.22
INVESTOR BALANCED FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.24(c)     14.02
  Year Ended June 30, 2002..............       1.23        20.23
  Year Ended June 30, 2001..............       1.22         7.13
  Year Ended June 30, 2000..............       1.27        20.99
  Year Ended June 30, 1999..............       1.26        13.51
  Year Ended June 30, 1998..............       1.30         9.71
INVESTOR GROWTH & INCOME FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.25(c)     12.35
  Year Ended June 30, 2002..............       1.23        24.96
  Year Ended June 30, 2001..............       1.24         6.15
  Year Ended June 30, 2000..............       1.28        21.50
  Year Ended June 30, 1999..............       1.27        17.87
  Year Ended June 30, 1998..............       1.31        11.38
INVESTOR GROWTH FUND (CLASS C)
  Six Months Ended December 31, 2002
 (Unaudited)............................       1.35(c)      7.87
  Year Ended June 30, 2002..............       1.31        29.37
  Year Ended June 30, 2001..............       1.27         7.43
  Year Ended June 30, 2000..............       1.32        28.66
  Year Ended June 30, 1999..............       1.31        14.62
  Year Ended June 30, 1998..............       1.35         4.05

                                       16
Report


ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)

1. ORGANIZATION:

   One Group Mutual Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end investment company established as a Massachusetts business trust. The accompanying financial statements and financial highlights are those of the Investor Conservative Growth Fund, the Investor Balanced Fund, the Investor Growth & Income Fund, and the Investor Growth Fund (individually a "Fund", collectively the "Funds") only.

   The Trust has an unlimited number of shares of beneficial interest, with no par value, which may, without shareholder approval, be divided into an unlimited number of series of such shares, and any series may be classified or reclassified into one or more classes. The Trust is registered to offer forty-eight series and seven classes of shares: Class I, Class A, Class B, Class C, Class S, Administrative Class, and Service Class. The Funds are each authorized to issue Class I, Class A, Class B, and Class C shares. Shareholders are entitled to one vote for each full share held and vote in the aggregate and not by class or series, except as otherwise expressly required by law or when the Board of Trustees has determined that the matter to be voted on affects only the interest of shareholders of a particular class or series. See Schedules of Capital Stock Activity.

2. SIGNIFICANT ACCOUNTING POLICIES:

   The following is a summary of significant accounting policies followed by the Trust in preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles. The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

     SECURITY VALUATION

     Investments in One Group Mutual Funds (the "Underlying Funds") are valued at the current day's closing net asset value per share.

     SECURITY TRANSACTIONS AND RELATED INCOME

     Purchases and sales of the Underlying Funds are accounted for on a trade date basis. Net realized gains or losses on sales of the Underlying Funds are determined on the specific identification cost method. Other income and expenses are recognized on the accrual basis. Distributions from the Underlying Funds and dividends to the Funds' shareholders are recorded on the ex-dividend date.

     EXPENSES

     Expenses directly attributable to a Fund are charged directly to that Fund, while the expenses which are attributable to more than one Fund of the Trust are allocated among the respective Funds based on net assets. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

     Dividends from net investment income are declared and paid quarterly, except for the Investor Conservative Growth Fund, which is declared and paid monthly. Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are due to differences in separate class expenses. Net realized capital gains, if any, are distributed at least annually.

     Distributions from net investment income and from net capital gain distributions are determined in accordance with U.S. income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for expiring capital loss carryforwards and deferrals of certain losses. Permanent book and tax basis differences, if any, have been reclassified among the components of net assets.

     FEDERAL INCOME TAXES

     The Funds' policy is to continue to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all its taxable income to its shareholders. Therefore, no federal income tax provision is required.
Continued

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

NOTES TO FINANCIAL STATEMENTS, CONTINUED
(UNAUDITED)




                                       17

                                                                 Report

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

3. INVESTMENT ADVISORY, ADMINISTRATION, AND DISTRIBUTION AGREEMENTS:

   The Trust and Banc One Investment Advisors Corporation (the "Advisor") are parties to an investment advisory agreement under which the Advisor is entitled to receive an annual fee, computed daily and paid monthly, equal to 0.05% of the average daily net assets of the Funds.

   The Trust and One Group Administrative Services, Inc. (the "Administrator"), an affiliate of Bank One Corporation, are parties to an administration agreement under which the Administrator provides services for a fee that is computed daily and paid monthly, at an annual rate of 0.10% on the first $500 million of each Fund's average daily net assets, 0.075% of each Fund's average daily net assets between $500 million and $1 billion, and 0.05% of each Fund's average daily net assets over $1 billion.

   One Group Dealer Services, Inc., (the "Distributor"), an affiliate of Bank One Corporation, serves the Trust as Distributor. The Trust and the Distributor are parties to a distribution agreement under which shares of the Funds are sold on a continuous basis. Class A, Class B and Class C shares are subject to distribution and shareholder services plans (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. As provided in the Plans, the Trust will pay the Distributor a fee of 0.35% of the average daily net assets of Class A shares of each of the Funds and 1.00% of the average daily net assets of the Class B and Class C shares of each of the Funds. Currently, the Distributor has agreed to limit payments under the Plans to 0.25% of average daily net assets of the Class A shares of each Fund. For the six months ended December 31, 2002, the Distributor received $8,929,430 from commissions earned on sales of Class A shares and redemptions of Class B and Class C shares, of which, the Distributor re-allowed $3,329,792 to affiliated broker-dealers of the Funds.

   The Advisor, the Administrator and the Distributor have contractually agreed to waive fees and/or reimburse expenses to limit total operating expenses for the following funds and amounts:

    FUND                                                          CLASS I    CLASS A    CLASS B    CLASS C
    ----                                                          -------    -------    -------    -------
    Investor Growth Fund........................................    .25%       .50%      1.25%      1.25%

   Certain officers of the Trust are affiliated with the Advisor, the Administrator and the Distributor. Such officers receive no compensation from the Funds for serving in their respective roles.

   The Trust adopted a Trustee Deferred Compensation Plan (the "Plan") which allows the independent Trustees to defer the receipt of all or a portion of compensation related to performance of their duties as a Trustee. The deferred fees are invested in various One Group Mutual Funds until distribution in accordance with the Plan.

4. SECURITIES TRANSACTIONS:

   The cost of security purchases and the proceeds from the sale of securities (excluding short-term securities) during the six months ended December 31, 2002, were as follows (amounts in thousands):

    FUND                                                          PURCHASES     SALES
    ----                                                          ---------    --------
    Investor Conservative Growth Fund...........................  $ 64,014     $ 19,755
    Investor Balanced Fund......................................   121,441      100,600
    Investor Growth & Income Fund...............................   117,851      147,359
    Investor Growth Fund........................................    48,393       58,400

5. FINANCING ARRANGEMENTS:

   The Trust and State Street Bank and Trust Company ("State Street") have a financing agreement. Under this agreement, State Street provides an unsecured uncommitted credit facility in the aggregate amount of $100 million which expires November 25, 2003. Advances under the agreement are taken primarily for temporary or emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities, and are subject to each Fund's borrowing restrictions. Interest on borrowings is payable at a rate determined by State Street at the time of borrowing (generally Federal Funds Rate plus 0.50%). As of December 31, 2002, there were no loans outstanding.

6. INTERFUND LENDING AGREEMENT:

   The Funds and all other funds within the Trust received from the Securities and Exchange Commission an exemptive order to establish and operate an Interfund Credit Facility ("Facility"). This allows the Funds to directly lend and borrow money to or from any other Fund within the Trust at rates beneficial to both the borrowing and lending funds. Advances under the Facility are taken primarily for temporary or emergency purposes, including the meeting of redemption requests. The Interfund Loan Rate is determined by averaging the current repurchase agreement rate and the current bank loan rate (Federal Funds plus 0.50%). As of December 31, 2002, there were no outstanding loans for the Funds.

                                       18
Report


ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

TRUSTEES

NAME AND ADDRESS(1)
BIRTHDATE
TIME SERVED WITH THE                                                                    OTHER DIRECTORSHIPS
TRUST                           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS           HELD BY TRUSTEE
------------------------  ------------------------------------------------------------  -------------------
Peter C. Marshall         From March 2002 to present, self-employed as a business       None
12/10/42                  consultant; March 2000 to February 2002, Senior Vice
5/16/94 - present         President, W.D. Hoard, Inc. (corporate parent of DCI
                          Marketing, Inc.); November 1993 to March 2000, President DCI
                          Marketing, Inc.

Charles I. Post           Since July 1986, self-employed as a business consultant.      None
2/10/28
5/16/94 - present

Frederick W. Ruebeck      Since April 2000, advisor, Jerome P. Green & Associates, LLP  None
10/8/39                   (a broker- dealer); January 2000 to April 2000,
5/16/94 - present         self-employed as a consultant; June 1988 to December 1999,
                          Director of Investments, Eli Lilly and Company.

Robert A. Oden, Jr.       From July 2002 to present, President, Carleton College; 1995  None
9/11/46                   to July 2002, President, Kenyon College.
6/25/97 - present

John F. Finn              Since 1975, President of Gardner, Inc. (wholesale             Director, Cardinal
11/5/47                   distributor to outdoor power equipment industry).             Health
5/21/98 - present

Marilyn McCoy             Since 1985,Vice President of Administration and Planning,     None
3/18/48                   Northwestern University.
4/28/99 - present

Julius L. Pallone         Since 1994, President, J.L. Pallone Associates (insurance     None
5/26/30                   consultant).
4/28/99 - present

Donald L. Tuttle          Since 1995, Vice President, Association for Investment        None
10/6/34                   Management and Research.
4/28/99 - present

------------

(1) The address of each Trustee is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

                                                                 Report

ONE GROUP MUTUAL FUNDS    INVESTOR FUNDS SEMI-ANNUAL REPORT    December 31, 2002

INVESTOR FUNDS SEMI-ANNUAL REPORT
--------------------------------------------------------------------------------

OFFICERS

NAME AND ADDRESS(1)
BIRTHDATE
POSITION HELD AND
TIME SERVED WITH THE
TRUST                           PRINCIPAL OCCUPATION DURING THE PAST FIVE YEARS
------------------------  ------------------------------------------------------------
Mark A. Beeson            From November 2001 to present, Chief Financial Officer of
11/13/57                  Banc One Investment Management Group and Senior Managing
President                 Director of Banc One Investment Advisors Corporation;
1/1/00 - present          October 2002 to present, President, One Group Asset
                          Management (Ireland) Limited; October 1999 to present, Chief
                          Executive Officer and President, One Group Administrative
                          Services, Inc. and Chief Executive Officer and President,
                          One Group Dealer Services, Inc.; August 1994 to October
                          1999, Senior Managing Director, Banc One Investment Advisors
                          Corporation.

Robert L. Young           From November 2001 to present, Senior Managing Director and
1/17/63                   Chief Operating Officer of One Group Administrative
Vice President and        Services, Inc. and One Group Dealer Services, Inc.; October
Treasurer                 2002 to present, Vice President, One Group Asset Management
1/1/00 - present          (Ireland) Limited; October 1999 to present, Vice President and Treasurer, One Group Administrative Services, Inc., and
                          Vice President and Treasurer, One Group Dealer Services,
                          Inc.; December 1996 to October 1999, Managing Director of
                          Mutual Fund Administration, Banc One Investment Advisors
                          Corporation.

Beverly J. Langley        From June 1992 to present, Senior Compliance Director of
10/4/56                   Banc One Investment Advisors Corporation.
Vice President
8/15/02 - present

Michael V. Wible          From January 2000 to present, First Vice President and
9/15/62                   Counsel, Bank One Corporation; September 1994 to January
Secretary                 2000, Counsel to Bank One Corporation.
1/1/00 - present

Gary R. Young             From October 1999 to present, Director, Mutual Fund
8/19/69                   Administration, One Group Administrative Services, Inc.;
Assistant Treasurer and   October 2002 to present, Treasurer, One Group Asset
Assistant Secretary       Management (Ireland) Limited; December 1998 to October 1999,
1/1/00 - present          Director, Mutual Fund Administration, Banc One Investment
                          Advisors Corporation; January 1995 to December 1998, Vice
                          President and Manager of Mutual Fund Accounting, Custody and
                          Financial Administration, First Chicago NBD Corporation.

Jessica K. Ditullio       From January 2000 to present, First Vice President and
9/19/62                   Counsel, Bank One Corporation; August 1990 to January 2000,
Assistant Secretary       Counsel, Bank One Corporation.
1/1/00 - present

Nancy E. Fields           From October 1999 to present, Director, Mutual Fund
6/22/49                   Administration, One Group Administrative Services, Inc. and
Assistant Secretary       Senior Project Manager, Mutual Funds, One Group Dealer
1/1/00 - present          Services, Inc.; July 1999 to October 1999, Project Manager,
                          One Group, Banc One Investment Advisors; January 1998 to
                          July 1999, Vice President, Ohio Bankers Association; July
                          1990 through December 1997, Vice President, Client Services,
                          BISYS Fund Services, Inc.

Alaina Metz               From January 2002 to present, Vice President, Regulatory
4/7/67                    Services, BISYS; June 1995
Assistant Secretary       to January 2002, Chief Administrative Officer, Blue Sky
11/1/95 - present         Compliance, BISYS.

------------

(1) The address of each officer is 1111 Polaris Parkway, Columbus, OH 43240. As of December 31, 2002, there were 57 portfolios within the Fund complex.

     SEMI-ANNUAL REPORT


                                                 ONE GROUP MUTUAL FUNDS

One Group Mutual Funds are distributed by
One Group Dealer Services, Inc., which is an affiliate of Bank One Corporation. Affiliates of Bank One Corporation receive fees for providing various services to the Funds.

Call Investor Services at The One Group
Sales and Service Center
at 1-800-480-4111 for a prospectus
containing complete information
about charges and expenses. Read
carefully before investing. Past
performance is no guarantee of
future results.

TOG-F-044 (2/03)